Commitments and Contingencies (Details Textual) $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2016 USD ($)	Jan. 31, 2015 USD ($)	Aug. 31, 2009 USD ($)	Dec. 31, 2018 USD ($) Squarefeet	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Commitments and Contingencies (Textual)
Rent expenses				$ 2,843	$ 2,729	$ 2,204
Lease agreement maximum penalties amount				$ 48
Square feet of space based on lease agreements | Squarefeet				170,363
Aggregated amount of lease commitment				$ 6,235
Sought damages in amount			$ 13,400
Damages plaintiffs amount		$ 2,400
Customer Contracts [Member]
Commitments and Contingencies (Textual)
Bank guarantees amount				453
Restricted bank deposits				$ 408
Lease agreements, description				The remaining term of the outstanding leases range from six months to five years.
NIS [Member]
Commitments and Contingencies (Textual)
Sought damages in amount	$ 34,106		$ 52,000